Trade Receivables and Reseller Financing - Trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Summary of trade receivables [line items]
Trade receivables	R$ 4,150,876	R$ 3,907,626
Current	4,069,307	3,861,325	R$ 3,177,112
Non-current	81,569	46,301	R$ 49,601
Domestic customers [member]
Summary of trade receivables [line items]
Trade receivables	4,290,996	4,024,919
foreign customers [member]
Summary of trade receivables [line items]
Trade receivables	244,960	230,508
Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade receivables	R$ (385,080)	R$ (347,801)